ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	February 29,	February 28,
	2012	2013
Accrued employee payroll and welfare benefits	$9,614,318	$12,618,301
Other taxes payable	2,362,052	2,746,276
Accrued teaching material costs	465,627	309,938
Payable to employees	885,869	206,014
Government subsidies	—	160,738
Enrollment fees collected for sponsors	281,293	120,082
Payable for investment in Holiday School	95,337	96,443
Professional service fee payable	478,890	69,499
Payable for acquisition of Wuhan Jianghan School	35,274	35,684
Accrued advertising expenses	231,600	—
Others	833,930	833,026
Total	$15,284,190	$17,196,001